CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Shares USD ($)	Equity Shares INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)		Statutory Reserve INR		Accumulated Other Comprehensive Income (loss) USD ($)	Accumulated Other Comprehensive Income (loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling interest USD ($)	Noncontrolling interest INR	Advance Received Pending Allotment of Shares USD ($)	Advance Received Pending Allotment of Shares INR
Beginning Balance at Mar. 31, 2010		306,454.2		4,577.4		223,784.9		47,059.1			30,359.0	[1]		(198.7)		305,581.7		872.5
Beginning Balance (in shares) at Mar. 31, 2010				2,288,716,360
Shares issued upon exercise of options (in shares)				37,412,060
Shares issued upon exercise of options		8,281.6		74.8		8,206.8										8,281.6
Share-based compensation		3,407.7				3,407.7										3,407.7
Dividends, including dividend tax		(6,440.9)						(6,440.9)								(6,440.9)
Change in ownership interest in subsidiary		0				(21.5)										(21.5)		21.5
Shares issued to non-controlling interest		113.7																113.7
Transfer to statutory reserve								(9,869.0)			9,869.0	[1]
Net income		41,527.3						41,196.9								41,196.9		330.4
Net change in accumulated other comprehensive income		(5,513.8)												(5,513.8)		(5,513.8)
Ending Balance at Mar. 31, 2011		347,829.8		4,652.2		235,377.9		71,946.1			40,228.0	[1]		(5,712.5)		346,491.7		1,338.1
Ending Balance (in shares) at Mar. 31, 2011				2,326,128,420
Shares issued upon exercise of options (in shares)				20,559,850
Shares issued upon exercise of options		5,302.8		41.2		5,261.6										5,302.8
Share-based compensation		3,887.7				3,887.7										3,887.7
Dividends, including dividend tax		(8,947.6)						(8,947.6)								(8,947.6)
Change in ownership interest in subsidiary		0				37.5										37.5		(37.5)
Shares issued to non-controlling interest		12.3														0		12.3
Transfer to statutory reserve		0						(13,020.3)			13,020.3	[1]				0
Net income		50,008.0						49,783.4								49,783.4		224.6
Net change in accumulated other comprehensive income		(1,500.3)												(1,500.3)		(1,500.3)
Ending Balance at Mar. 31, 2012		396,592.7		4,693.4		244,564.7		99,761.6			53,248.3	[1]		(7,212.8)		395,055.2		1,537.5		0
Ending Balance (in shares) at Mar. 31, 2012				2,346,688,270
Shares issued upon exercise of options (in shares)				32,730,760
Shares issued upon exercise of options		10,949.5		65.4		10,884.1										10,949.5
Share-based compensation		4,533.7				4,533.7										4,533.7
Advances received pending allotment of shares		221.5														221.5				221.5
Dividends, including dividend tax		(11,787.0)						(11,787.0)								(11,787.0)
Change in ownership interest in subsidiary		0				(16.2)										(16.2)		16.2
Shares issued to non-controlling interest		34.6														0		34.6
Transfer to statutory reserve		0						(17,020.7)			17,020.7	[1]				0
Net income	1,139.7	62,134.7						61,819.4								61,819.4		315.3
Net change in accumulated other comprehensive income	141.1	7,698.2												7,698.2		7,698.2
Ending Balance at Mar. 31, 2013	$ 8,627.7	470,377.9	$ 87.3	4,758.8	$ 4,768.3	259,966.3	$ 2,435.3	132,773.3	$ 1,288.9	[1]	70,269.0	[1]	$ 8.9	485.4	$ 8,592.8	468,474.3	$ 34.9	1,903.6	$ 4.1	221.5
Ending Balance (in shares) at Mar. 31, 2013			2,379,419,030

[1]	In terms of local regulations the Bank is required to transfer 25% of its profit after tax (Indian GAAP ) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval